Deferred revenue (Details 1) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
Deferred Revenue
Current portion of deferred revenue	$ 2,108	$ 1,549
Deferred revenue	309	178
Balance at end of period	$ 2,417	$ 1,727